REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Changes in Advances from Customers

The following table presents the significant changes in the advances from customers balance during the six months ended June 30, 2020:

	Six months ended June 30
	2020	2019
	Unaudited
Balance, beginning of the period	$1,563	$727

New performance obligations	82	224
Reclassification to revenue as a result of satisfying performance obligation	(894)	(84)

Balance, end of the period	$751	$867

Schedule of Contract Assets and Liabilities

The following table summarizes our contract assets and liabilities balances:

	Six months ended June 30
	2020	2019
	Unaudited
Contract assets at January 1, 2020	$1,269	$899
Contract assets at June 30, 2020	1,045	1,396

Change in contract assets - increase (decrease)	(224)	497

Contract liabilities at January 1, 2020	196	366
Contract liabilities at June 30, 2020	6	554

Change in contract liabilities - increase (decrease)	$(190)	$188

Net change	$34	$309